Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life method description	Shorter of life of asset or lease